RELATED PARTY TRANSACTIONS AND AFFILIATED COMPANIES - SCHEDULE OF AMOUNTS DUE FROM (PAID TO) RELATED PARTIES (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Seatankers Management Co. Ltd
Disclosure of transactions between related parties [line items]
Net amounts earned from (paid to) related parties	$ 866	$ 1,810
SFL
Disclosure of transactions between related parties [line items]
Net amounts earned from (paid to) related parties	3,751	2,555
Golden Ocean
Disclosure of transactions between related parties [line items]
Net amounts earned from (paid to) related parties	3,061	3,912
Seatankers Management Norway AS
Disclosure of transactions between related parties [line items]
Net amounts earned from (paid to) related parties	(516)	(461)
Alta Trading UK Limited
Disclosure of transactions between related parties [line items]
Net amounts earned from (paid to) related parties	5,617	2,942
Seadrill Limited
Disclosure of transactions between related parties [line items]
Net amounts earned from (paid to) related parties	0	277
Archer Limited
Disclosure of transactions between related parties [line items]
Net amounts earned from (paid to) related parties	0	143
Flex LNG Ltd
Disclosure of transactions between related parties [line items]
Net amounts earned from (paid to) related parties	1,242	1,637
Avance Gas
Disclosure of transactions between related parties [line items]
Net amounts earned from (paid to) related parties	2,191	2,404
TFG Marine
Disclosure of transactions between related parties [line items]
Net amounts earned from (paid to) related parties	627	786
Front Ocean Management
Disclosure of transactions between related parties [line items]
Net amounts earned from (paid to) related parties	(1,966)	(252)
Other related parties
Disclosure of transactions between related parties [line items]
Net amounts earned from (paid to) related parties	$ 9	$ 208